                                                      Prudential Annuities Life
                                                           Assurance Corporation
                                                  A Prudential Financial Company
                                                             One Corporate Drive
                                                              Shelton, CT  06484
                                                       Telephone: 1-888-PRU-2888

Writer's Direct Dial (203) 402-1233

May 4, 2009

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Certification Filing Pursuant to Rule 497(j)
         Registration No. 333-08853
         Investment Company Act No. 811-5438

Dear Sir/Madam:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent amendment, and (2) the text of the most recent amendment has been filed electronically.

This certification is in lieu of filing a separate definitive Prospectus in connection with the above-referenced registration statement in accordance with
Rule 497(c).

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague

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